Share-Based Compensation - Narrative (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Shares and Unvested Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Antidilutive securities excluded from computation (in shares)	44,876	34,106
Restricted Unvested Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Antidilutive securities excluded from computation (in shares)	11,720	8,566
Forfeited Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Antidilutive securities excluded from computation (in shares)	5,333	5,333
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Antidilutive securities excluded from computation (in shares)	27,823	20,207
Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted under restricted share plan, maximum percentage of total shares allowed	5.00%
Maximum shares allowed to be granted under restricted share plan (in shares)	4,000,000.0
Restricted Share Plan | Restricted Common Stock | Board of Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 0.2	$ 0.2	$ 0.2